Commitments and contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
7.	Commitments and contingencies

Facility lease agreement

On March 12, 2019, the Company executed a 38-month non-cancelable operating lease agreement for 3,030 square feet of office space for its headquarters facility which commenced April 1, 2019. The lease provides for monthly lease payments of approximately $12 thousand with annual increases. On December 20, 2021, the lease agreement was amended to extend the term of the lease through June 2024. The Company has accounted for the lease as an operating lease.

Operating lease cost for the three months ended September 30, 2023, and 2022 was $37.0 thousand and $38.0 thousand, respectively, and for the nine months ended September 30, 2023 and 2022 was $111.0 thousand and $113.0 thousand, respectively.

The following are schedules by year of future maturities of the Company’s operating lease liabilities (in thousands):

September 30,
2023
Remainder of 2023	$27
2024	79
Total lease payments	106
Less: interest	(3)
Total	$103

December 31,
2022
2023	$157
2024	80
Total lease payments	237
Less: interest	(26)
Total	$211

Supplemental cash flow information related to leases was as follows (in thousands):

	Nine Months Ended September 30,	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$118	$118

The weighted-average remaining lease term and discount rate related to the Company’s lease liabilities as of September 30, 2023 and December 31, 2022 were 0.75 years and 7% and 1.2 years and 7%, respectively. The Company’s lease discount rate is based on estimates of its incremental borrowing rate, as the discount rate implicit in the Company’s lease cannot be readily determined. As the Company does not have any outstanding debt, the Company estimates the incremental borrowing rate based on its estimated credit rating and available market information.

Guarantees and indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of September 30, 2023, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Legal

The Company is not party to any material legal proceedings at this time. From time to time, the Company may become involved in various legal proceedings that arise in the ordinary course of its business.

7.Commitments and contingencies

Facility lease agreement

On March 12, 2019, the Company executed a 38-month non-cancelable operating lease agreement for 3,030 square feet of office space for its headquarters facility which commenced April 1, 2019. The lease provides for monthly lease payments of approximately $12 thousand with annual increases. On December 20, 2021, the lease agreement was amended to extend the term of the lease through June 2024. A security deposit of approximately $27 thousand is held by the lessor and is recorded as a long-term asset as of December 31, 2022. The Company has accounted for the lease as an operating lease.

Operating lease cost for the years ended December 31, 2022 and 2021 was $0.2 million and $0.1 million, respectively.

The following is a schedule by year of future maturities of the Company’s operating lease liabilities as of December 31, 2022 (in thousands):

2023	$157
2024	80
Total lease payments	237
Less: interest	(26)
Total	$211

Supplemental cash flow information related to leases was as follows for the years ended December 31, 2022 and 2021 (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$157	$157
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	$—	$282

The weighted-average remaining lease term and discount rate related to the Company’s lease liabilities as of December 31, 2022 and 2021 were 1.2 years and 7% and 2.5 years and 7%, respectively. The Company’s lease discount rate is based on estimates of its incremental borrowing rate, as the discount rate implicit in the Company’s lease cannot be readily determined. As the Company does not have any outstanding debt, the Company estimates the incremental borrowing rate based on its estimated credit rating and available market information.

Guarantees and indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. As of December 31, 2022, and 2021, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Legal

The Company is not party to any material legal proceedings at this time. From time to time, the Company may become involved in various legal proceedings that arise in the ordinary course of its business.